UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2007
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        11/13/2007
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      1235430
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
ARCHER DANIELS MIDLAND CO       COM             039483102    36526  1104163 SH       SOLE                  1104163
AMAZON.COM                      COM             023135106    55342   594112 SH       SOLE                   594112
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    40529   368616 SH       SOLE                   368616
BOEING CO                       COM             097023105    43640   415656 SH       SOLE                   415656
BIG LOTS INC                    COM             089302103    39653  1328861 SH       SOLE                  1328861
CATERPILLAR INC DEL             COM             149123101    40602   517686 SH       SOLE                   517686
COMCAST CORP NEW                COM             20030N101    32582  1347472 SH       SOLE                  1347472
CISCO SYS INC                   COM             17275R102    43779  1321430 SH       SOLE                  1321430
CSX CORP                        COM             126408103    42477   994082 SH       SOLE                   994082
DIRECTV GROUP INC               COM             25459L106    39763  1637697 SH       SOLE                  1637697
EMC Corporation                 COM             268648102    43904  2110757 SH       SOLE                  2110757
EMERSON ELEC CO                 COM             291011104    44020   827130 SH       SOLE                   827130
GENERAL ELECTRIC CO             COM             369604103    40995   990214 SH       SOLE                   990214
GOLDMAN SACHS GROUP INC         COM             38141G104    38208   176287 SH       SOLE                   176287
GOODYEAR TIRE & RUBR CO         COM             382550101    38025  1250420 SH       SOLE                  1250420
HEWLETT PACKARD CO              COM             428236103    44325   890234 SH       SOLE                   890234
INTERNATIONAL BUSINESS MACHS    COM             459200101    44843   380673 SH       SOLE                   380673
KOHLS CORP                      COM             500255104    31729   553443 SH       SOLE                   553443
LEHMAN BROS HLDGS INC           COM             524908100    31073   503371 SH       SOLE                   503371
MCDONALDS CORP                  COM             580135101    43607   800571 SH       SOLE                   800571
MONSANTO CO NEW                 COM             61166W101    59212   690602 SH       SOLE                   690602
Nat'l Oilwell Varco             COM             637071101    55902   746039 SH       SOLE                   746039
ORACLE CORP                     COM             68389X105    42347  1955967 SH       SOLE                  1955967
PFIZER INC                      COM             717081103    34928  1429731 SH       SOLE                  1429731
ROHM & HAAS CO                  COM             775371107    39716   713414 SH       SOLE                   713414
DONNELLEY R R & SONS CO         COM             257867101    35902   981995 SH       SOLE                   981995
RADIOSHACK CORP                 COM             750438103    27116  1312473 SH       SOLE                  1312473
AT&T INC                        COM             00206R102    46868  1107731 SH       SOLE                  1107731
TEREX CORP NEW                  COM             880779103    43797   491985 SH       SOLE                   491985
WAL MART STORES INC             COM             931142103    34020   779378 SH       SOLE                   779378